Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

A disaggregation of revenue for the three and six months ended March 31, 2026 and 2025 is as follows:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2026	2025	2026	2025
Property management	$121,071	$192,752	$229,767	$357,414
Development and construction management	148,806	103,017	214,806	119,514
Procurement	-	-	-	48,708
Consulting services	122,900	-	331,800	-
Revenue - related parties	392,777	295,769	776,373	525,636

Consulting services	365,000	70,000	445,000	270,000
Property management	21,172	12,549	40,819	12,549
Revenue	386,172	82,549	485,819	282,549
Total revenue	$778,949	$378,318	$1,262,192	$808,185

A disaggregation of revenue for the years ended September 30, 2025 and 2024 is as follows:

	Year Ended
	September 30,
	2025	2024
Property management	$547,304	$579,083
Development and construction management	146,963	94,500
Procurement	48,708	237,188
Renovation management	-	252,814
Consulting services	150,653	-
Revenue - related parties	893,628	1,163,585
EB-5 immigrant investor services	-	690,000
Consulting services	425,000	-
Property management	59,521	-
Revenue	484,521	690,000
Total revenue	$1,378,149	$1,853,585

Schedule of Deferred Revenue

The following table summarizes the deferred revenue balance as of March 31, 2026 and September 30, 2025:

	March 31,	September 30,
	2026	2025
Balance, beginning	$35,000	$40,000
New service contracts	-	35,000
Revenue recognized	-	(40,000)
Balance, ending	$35,000	$35,000

The following table summarizes the deferred revenue balance as of September 30, 2025 and 2024:

	September 30,
	2025	2024
Balance, beginning	$40,000	$60,000
New service contracts	35,000	670,000
Revenue recognized	(40,000)	(690,000)
Balance, ending	$35,000	$40,000

Schedule of Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share:

	For the Three Months Ended		For the Six Months Ended
	March 31,		March 31,
	2026	2025	2026	2025
Numerator:
Net income	$192,224	$27,853	$286,936	$141,188
Less: Preferred stock dividends	55,396	-	80,875	-
Net income available to common stockholders	$136,828	$27,853	$206,061	$141,188
Denominator:
Denominator for basic EPS – weighted average shares
Basic	5,091,391	5,091,391	5,091,391	5,091,391

Denominator for diluted EPS – weighted average shares
Basic	5,091,391	5,091,391	5,091,391	5,091,391
Plus: Effect of dilutive securities	-	-	-	-
Diluted	5,091,391	5,091,391	5,091,391	5,091,391

Net income per common share
Basic	$0.03	$0.01	$0.04	$0.03
Diluted	$0.03	$0.01	$0.04	$0.03